Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
Minimum Total Risk-Based, Tier I Risk-Based, and Tier I Leverage Ratios

To continue to be categorized as well capitalized under the regulatory framework for prompt corrective action, the Company would have to maintain minimum total risk-based, Tier I risk-based, and Tier I leverage ratios as disclosed below, in comparison with actual capital amounts and ratios (amounts in thousands):

					Minimum Capital
			Minimum Capital		Requirement to be
			Requirement to be		Adequately
	Actual		Well Capitalized		Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio

December 31, 2015
Citizens Holding Company
Tier 1 leverage ratio	$90,392	9.26%	$48,822	5.00%	$39,058	4.00%
Common Equity tier 1 capital ratio	90,392	9.26%	63,469	6.50%	43,940	4.50%
Tier 1 risk-based capital ratio	90,392	16.37%	44,175	8.00%	33,131	6.00%
Total risk-based capital ratio	96,866	17.54%	55,219	10.00%	44,175	8.00%
The Citizens Bank of Philadelphia
Tier 1 leverage ratio	$87,721	8.99%	$48,800	5.00%	$39,040	4.00%
Common Equity tier 1 capital ratio	87,721	8.99%	63,440	6.50%	43,920	4.50%
Tier 1 risk-based capital ratio	87,721	15.89%	44,150	8.00%	33,113	6.00%
Total risk-based capital ratio	94,194	17.07%	55,188	10.00%	44,150	8.00%

December 31, 2014
Citizens Holding Company
Tier 1 leverage ratio	$87,589	9.60%	$45,610	5.00%	$36,488	4.00%
Common Equity tier 1 capital ratio	—	0.00%	—	0.00%	—	0.00%
Tier 1 risk-based capital ratio	87,589	16.60%	31,665	6.00%	21,110	4.00%
Total risk-based capital ratio	94,131	17.84%	52,775	10.00%	42,220	8.00%
The Citizens Bank of Philadelphia
Tier 1 leverage ratio	$85,529	9.71%	$44,059	5.00%	$35,247	4.00%
Common Equity tier 1 capital ratio	—	0.00%	—	0.00%	—	0.00%
Tier 1 risk-based capital ratio	85,529	16.22%	31,643	6.00%	21,095	4.00%
Total risk-based capital ratio	92,071	17.46%	52,738	10.00%	42,190	8.00%